Annual Total Returns - Fidelity Women's Leadership Fund [BarChart] - 04.30 Fidelity Women's Leadership Fund Retail PRO-03 - Fidelity Women's Leadership Fund	Jun. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 01, 2019
Fidelity Women's Leadership Fund
Bar Chart Table:
Annual Return 2020	25.30%